Putnam Investments
One Post Office Square
Boston, MA 02109
February 27, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Sally Samuel

RE:	Putnam Convertible Securities Fund (Reg. Nos. (2-43384) (811-02280)
Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (the “Amendment”)

Dear Ms. Samuel:

We are filing today through the EDGAR system, on behalf of Putnam Convertible Securities Fund, Post-Effective Amendment No. 58 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is electronically coded to show changes to the prospectus, statement of additional information and Part C of Putnam Convertible Securities Fund from the corresponding documents included in Post-Effective Amendment No. 57, which was filed with the Commission on December 30, 2014. These changes include minor revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that you provided telephonically to me on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on February 3, 2015, regarding the 485(a) filing.

This Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act of 1933, and uses standard Putnam disclosure, as appropriate.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to Marina Pasquale at 1-800-225-2465, Ext. 17015.

Very truly yours,

James F. Clark
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP